SCHEDULE OF LEASES RECOGNIZED IN PROFIT OR LOSS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Property, Plant and Equipment [Abstract]
Amortization expense of right-of-use assets	$ 1,179	$ 9,199,000	$ 12,107,000	$ 15,331,000
Interest expense on lease liabilities	517	4,035,000	5,594,000	5,673,000
Expense relating to short-term leases less than 12 months	142	1,106,000	826,000	3,440,000
Gain on lease termination	$ 474	$ 3,694,000	$ 867,000	$ 83,000